CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (DEFICIT) (UNAUDITED) - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2021			5,613,073
Balance, amount at Dec. 31, 2021	$ (9,237,726)	$ 0	$ 561	$ 83,799,993	$ (93,038,280)
Balances as previously reported, shares			167,493,479
Balances as previously reported, amount	1,005,291	0	$ 167,493	83,633,061	(82,795,263)
Retroactive application of reverse capitalization (Note 2), shares			(161,880,406)
Retroactive application of reverse capitalization (Note 2), amount	(10,243,017)		$ (166,932)	166,932	(10,243,017)
Stock issued for cash, shares			191,785
Stock issued for cash, amount	450,000		$ 19	449,981
Origination fee in convertible debt agreement	426,419			426,419
Stock issued for conversion of debt, shares			7,620
Stock issued for conversion of debt, amount	22,387		$ 1	22,386
Stock repurchased and cancelled as part of settlement, shares			(41,890)
Stock repurchased and cancelled as part of settlement, amount	(100,000)		$ (3)	(99,997)
Exercise of Common Stock Options, shares			23,459
Exercise of Common Stock Options, amount	2,100		$ 2	2,098
Repurchase of Common Stock Warrants	(45,000)			(45,000)
Stock compensation expense, shares			282,031
Stock compensation expense, amount	1,817,123		$ 28	1,817,095
Net loss	(6,079,824)				(6,079,824)
Stock issued for purchase of Verifi Dental Limited, amount	0
Net loss	(6,079,824)
Balance, shares at Dec. 31, 2022			6,076,078
Balance, amount at Dec. 31, 2022	(12,744,521)	0	$ 608	86,372,975	(99,118,104)
Balance, amount at Dec. 31, 2022	(2,501,504)
Balance, amount at Dec. 31, 2022	(12,744,813)	0	$ 608	86,372,975	(99,118,396)
Balances as previously reported, shares			181,320,528
Balances as previously reported, amount	(2,501,504)	$ 0	$ 181,321	86,192,262	(88,875,087)
Retroactive application of reverse capitalization (Note 2), shares			(175,244,450)
Retroactive application of reverse capitalization (Note 2), amount	(10,243,309)		$ (180,713)	180,713	(10,243,309)
Stock issued for cash, shares			1,489,707
Stock issued for cash, amount	2,880,985		$ 149	2,880,836
Stock issued for conversion of debt, shares			1,392,936
Stock issued for conversion of debt, amount	5,747,497		$ 139	5,747,358
Stock compensation expense, shares			243,347
Stock compensation expense, amount	1,942,036		$ 24	1,942,012
Net loss	(15,920,362)				(15,920,362)
Origination fee in convertible debt agreement, shares			6,629
Origination fee in convertible debt agreement, amount	1,040,165		$ 1	1,040,164
Issuance of Series A Preferred Stock on merger, shares		3,782,191
Issuance of Series A Preferred Stock on merger, amount	(17,847,298)	$ 378		17,846,920
Common stock issued on exercise of options, shares			198,378
Common stock issued on exercise of options, amount	(5,920)		$ 20	(5,940)
Conversion of Series A Preferred Stock to Common Stock, shares		(212,842)	212,842
Conversion of Series A Preferred Stock to Common Stock, amount	0	$ (21)	$ 21
Series A Preferred Stock issued for cash, shares		46,500
Series A Preferred Stock issued for cash, amount	465,000	$ 5		464,995
Stock issued for purchase of assets of Preferred Dental, shares			40,000
Stock issued for purchase of assets of Preferred Dental, amount	400,000		$ 4	399,996
Modification of warrant agreement	1,987,460			1,987,460
Origination fee on equity line of credit, shares			291,259
Origination fee on equity line of credit, amount	600,000		$ 29	599,971
Stock issued for the conversion of warrants, shares			117,301
Stock issued for the conversion of warrants, amount	(3,500)		$ 12	(3,512)
Preferred stock issued on exercise of warrants, shares		139,360
Preferred stock issued on exercise of warrants, amount	0	$ 14		(14)
Merger transaction costs	208,322			208,322
Stock issued for purchase of Verifi Dental Limited, amount	400,000
Net loss	(15,551,663)
Balance, shares at Dec. 31, 2023		3,755,209	10,068,477
Balance, amount at Dec. 31, 2023	4,444,168	$ 376	$ 1,007	119,481,543	(115,038,758)
Balance, amount at Dec. 31, 2023	4,444,168	$ 376	$ 1,007	119,481,543	(115,038,758)
Origination fee in convertible debt agreement, shares			85,174
Origination fee in convertible debt agreement, amount	182,004		$ 8	181,996
Stock issued for purchase of Verifi Dental Limited, shares		84,000
Stock issued for purchase of Verifi Dental Limited, amount	840,000	$ 8		839,992
Stock issued for purchase of FeatherPay, shares		480,000
Stock issued for purchase of FeatherPay, amount	4,800,000	$ 48		4,799,952
Stock issued for the purchase of Teamworx, shares		57,500
Stock issued for the purchase of Teamworx, amount	575,000	$ 6		574,994
Stock compensation expense, shares			86,747
Stock compensation expense, amount	507,679		$ 9	507,670
Net loss	(5,170,970)		$ 0	0	(5,170,970)
Balance, shares at Mar. 31, 2024		4,376,709	10,240,398
Balance, amount at Mar. 31, 2024	6,177,880	$ 438	$ 1,024	126,386,147	(120,209,729)
Balance, shares at Dec. 31, 2023		3,755,209	10,068,477
Balance, amount at Dec. 31, 2023	4,444,168	$ 376	$ 1,007	119,481,543	(115,038,758)
Balance, amount at Dec. 31, 2023	4,444,168	$ 376	$ 1,007	119,481,543	(115,038,758)
Net loss	(15,618,383)
Stock issued for purchase of Verifi Dental Limited, amount	$ 62
Stock compensation expense, shares	233,651
Net loss	$ (15,618,383)
Balance, shares at Jun. 30, 2024		4,376,709	10,404,336
Balance, amount at Jun. 30, 2024	410,649	$ 438	$ 1,040	131,962,312	(131,553,141)
Balance, shares at Mar. 31, 2024		4,376,709	10,240,398
Balance, amount at Mar. 31, 2024	6,177,880	$ 438	$ 1,024	126,386,147	(120,209,729)
Origination fee in convertible debt agreement, shares			17,034
Origination fee in convertible debt agreement, amount	298,324		$ 1	298,323
Stock compensation expense, shares			146,904
Stock compensation expense, amount	5,277,856		$ 15	5,277,841
Net loss	(10,895,414)		$ 0	0	(11,343,413)
Balance, shares at Jun. 30, 2024		4,376,709	10,404,336
Balance, amount at Jun. 30, 2024	$ 410,649	$ 438	$ 1,040	$ 131,962,312	$ (131,553,141)